Cash and Cash Equivalents: (Details 1) (USD $)	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
US Treasury bills	$ 0		$ 40,000,000
Bank deposits	6,348,782		12,238,554
Money market funds	24,199,842		5,438,816
Total	$ 30,548,624	$ 53,760,689	$ 57,677,370	$ 60,874,004	$ 64,240,198	$ 58,186,478	$ 60,962,813